UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, Inc.
Address: 1100 Wilson Blvd.
         Ste. 3050
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Hancock
Title:     Chief Operating & Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert Hancock     Arlington, VA     November 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Frank Russell Investment Company, Inc.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $11,794,185 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      247     5308 SH       SOLE                     5308        0        0
ALLERGAN INC                   COM              018490102   325946  4691899 SH       SOLE                  3256172        0  1435727
AMGEN INC                      COM              031162100   372009  6390821 SH       SOLE                  4417774        0  1973047
APOLLO GROUP INC               CL A             037604105   847649 11383964 SH       SOLE                  7819156        0  3564808
APPLE COMPUTER INC             COM              037833100      322     7740 SH       SOLE                      240        0     7500
APPLIED MATLS INC              COM              038222105      663    40802 SH       SOLE                     6262        0    34540
BED BATH & BEYOND INC          COM              075896100   287053  7855874 SH       SOLE                  5434407        0  2421467
BP PLC                         SPONSORED ADR    055622104      592     9500 SH       SOLE                     4000        0     5500
CAPITAL ONE FINL CORP          COM              14040H105   676744  9051019 SH       SOLE                  6229628        0  2821391
CHICAGO MERCANTILE HLDGS INC   CL A             167760107      324     1670 SH       SOLE                       30        0     1640
CISCO SYS INC                  COM              17275R102   469750 26257703 SH       SOLE                 17893418        0  8364285
DELL INC                       COM              24702R101   708027 18380779 SH       SOLE                 12623092        0  5757687
E M C CORP MASS                COM              268648102      260    21184 SH       SOLE                    14438        0     6746
EBAY INC                       COM              278642103  1012009 27160741 SH       SOLE                 18859206        0  8301535
ELECTRONIC ARTS INC            COM              285512109      412     7960 SH       SOLE                      203        0     7757
GENENTECH INC                  COM NEW          368710406   812082 14345210 SH       SOLE                  9831073        0  4514137
GENERAL ELEC CO                COM              369604103     1130    31364 SH       SOLE                     4464        0    26900
GENZYME CORP                   COM              372917104   403811  7054703 SH       SOLE                  4862075        0  2192628
GOOGLE INC                     CL A             38259P508   604019  3346185 SH       SOLE                  2287596        0  1058589
HARLEY DAVIDSON INC            COM              412822108      324     5610 SH       SOLE                      360        0     5250
HOME DEPOT INC                 COM              437076102      230     6029 SH       SOLE                     5129        0      900
INTEL CORP                     COM              458140100     3386   145788 SH       SOLE                   145788        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      394     4313 SH       SOLE                      113        0     4200
JOHNSON & JOHNSON              COM              478160104      107    16080 SH       SOLE                     2940        0    13140
JUNIPER NETWORKS INC           COM              48203R104      226    10250 SH       SOLE                     2150        0     8100
KOHLS CORP                     COM              500255104   303179  5872149 SH       SOLE                  4058677        0  1813472
LOWES COS INC                  COM              548661107   632438 11077915 SH       SOLE                  7592341        0  3485574
MBNA CORP                      COM              55262L100      553    22543 SH       SOLE                     3343        0    19200
MEDTRONIC INC                  COM              585055106   479665  9414443 SH       SOLE                  6468891        0  2945552
MICROSOFT CORP                 COM              594918104   127189 12902284 SH       SOLE                  8800666        0  4101618
MOODYS CORP                    COM              615369105   345324  4270643 SH       SOLE                  2937277        0  1333366
PATTERSON COMPANIES INC        COM              703395103   255694  5119019 SH       SOLE                  3439730        0  1679289
PRICE T ROWE GROUP INC         COM              74144T108      486     8200 SH       SOLE                     1800        0     6400
PROCTER & GAMBLE CO            COM              742718109      227     4286 SH       SOLE                     4286        0        0
QUALCOMM INC                   COM              747525103   551279 15049951 SH       SOLE                 10288268        0  4761683
RED HAT INC                    COM              756577102   147259 13497623 SH       SOLE                  9342399        0  4155224
ROCKWELL AUTOMATION INC        COM              773903109      285     6000 SH       SOLE                     6000        0        0
ROCKWELL COLLINS INC           COM              774341101      236     6000 SH       SOLE                     6000        0        0
ROYAL DUTCH PETE CO            NY REG EUR .56   780257804      227     4025 SH       SOLE                     4025        0        0
STARBUCKS CORP                 COM              855244109   841239 16284152 SH       SOLE                 11173711        0  5110441
STRYKER CORP                   COM              863667101   264868  5937425 SH       SOLE                  4163587        0  1773838
SYMANTEC CORP                  COM              871503108      261    12246 SH       SOLE                     6386        0     5860
TARGET CORP                    COM              87612E106      903    18070 SH       SOLE                     1205        0    16865
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   458867 14801155 SH       SOLE                 10041387        0  4759768
UNITEDHEALTH GROUP INC         COM              91324P102      276     2899 SH       SOLE                      299        0     2600
WAL MART STORES INC            COM              931142103   213365  4257933 SH       SOLE                  2968288        0  1289645
WALGREEN CO                    COM              931422109   354946  7990697 SH       SOLE                  5483938        0  2506759
YAHOO INC                      COM              984332106      793    23395 SH       SOLE                    10397        0    12998
ZIMMER HLDGS INC               COM              98956P102   286910  3687321 SH       SOLE                  2523309        0  1164012